STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Share capital	Contributed surplus	Deficit	Accumulated other comprehensive loss
Balance, amount at Dec. 31, 2021	$ 2,168,346	$ 17,620,625	$ 3,058,063	$ (18,510,342)
Statement [Line Items]
Total net loss for the year	(193,182)	0	0	(193,182)
Balance, amount at Dec. 31, 2022	1,975,164	17,620,625	3,058,063	(18,703,524)
Statement [Line Items]
Total net loss for the year	(191,795)	0	0	(191,795)
Balance, amount at Dec. 31, 2023	1,783,369	17,620,625	3,058,063	(18,895,319)	$ 0
Statement [Line Items]
Total net loss for the year	(244,437)	0	0	(244,437)	0
Valuation gain on investment	6,106,163	0	0	0	6,106,163
Balance, amount at Dec. 31, 2024	$ 7,645,095	$ 17,620,625	$ 3,058,063	$ (19,139,756)	$ 6,106,163